Income Taxes (Components of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax expense (benefit):
U.S. federal	$ 292,713	$ 151,544	$ 698,170
State and local	4,088	5,763	14,550
Total	296,801	157,307	712,720
Deferred tax expense (benefit):
U.S. federal	123,717	(22,612)	(686,252)
State and local	65	454	0
Total	123,782	(22,158)	(686,252)
Income tax expense (benefit)	420,583	135,149	26,468
Income tax expense (benefit) on equity in earnings of operating joint ventures	(70)	24	(109)
Income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)	162,925	(151,234)	(5,638)
Total income tax expense (benefit)	$ 583,438	$ (16,061)	$ 20,721